Summary of Weighted Average Fair Value Price Restricted Stock Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, Non-vested restricted stock, balance beginning	$ 208.83	$ 282.11
Non-vested restricted stock granted	7.47	180.55
Non-vested restricted stock exercised	107.84	245.22
Non-vested restricted stock forfeited	112.55	235.54
Weighted Average Exercise Price, Non-vested restricted stock, balance ending	$ 222.39	$ 208.83